May 16, 1997
DREYFUS 100% U.S. TREASURY FUNDS
Dreyfus 100% U.S. Treasury Money Market Fund
Dreyfus 100% U.S. Treasury Short Term Fund
Dreyfus 100% U.S. Treasury Intermediate Term Fund
Dreyfus 100% U.S. Treasury Long Term Fund
Supplement to Combined Prospectus
Dated May 1, 1997

        EFFECTIVE JUNE 1, 1997, THE FOLLOWING INFORMATION SUPERSEDES ANY CONTRARY INFORMATION CONTAINED IN THE FUND'S PROSPECTUS.
        The Telephone Redemption Privilege is granted automatically unless you specifically refuse it by checking the applicable "No" box on the Account Application. The Telephone Redemption Privilege may be established for an existing account by a separate signed Shareholder Services Form or by oral request from any of the authorized signatories on the account by calling 1-800-645-6561.
                                                               USTFs051697